Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Lipper Large Cap Value Fund Average [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.51%	10.41%	9.58%
THE GABELLI DIVIDEND GROWTH FUND CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent	10.21%	6.25%	5.99%
THE GABELLI DIVIDEND GROWTH FUND CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	4.88%	4.35%
THE GABELLI DIVIDEND GROWTH FUND CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.15%	4.83%	4.49%
THE GABELLI DIVIDEND GROWTH FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	3.89%	5.00%	5.36%
THE GABELLI DIVIDEND GROWTH FUND CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	8.38%	5.46%	5.19%
THE GABELLI DIVIDEND GROWTH FUND CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	11.28%	7.32%	6.91%